RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Summary of Aggregate Amounts to Related Parties

	As of	As of
	December 31, 2023	December 31, 2022 (*)
Aggregate total financial exposure	1,778,169	673,747
Number of recipient related parties	80	80
(a) Individuals	68	70
(b) Companies	12	10
Average total financial exposure	22,227	8,422
Single largest exposure	1,387,195	358,255
(*) Historical values as of December 31, 2023, without adjusment for inflation.